UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-07666

Name of Fund: BlackRock Investment Quality Municipal Income Trust (RFA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock Investment Quality Municipal Income Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 07/31/2009

Date of reporting period: 04/30/2009

Item 1 – Schedule of Investments

BlackRock Investment Quality Municipal Income Trust

Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

California - 19.5%	California Educational Facilities Authority Revenue Bonds (University of Southern California), Series A, 5.25%, 10/01/39	$300	$311,967
	California State Public Works Board, Lease Revenue Bonds (Department of General Services), Series A, 6.25%, 4/01/34	300	305,235
	Los Angeles, California, Community College District, GO, Refunding (Election of 2008), Series A, 6%, 8/01/33	700	748,020
	Los Angeles, California, Unified School District, GO, Series I, 5%, 1/01/34	60	57,773
	San Diego, California, Regional Building Authority, Lease Revenue Bonds (County Operations Center and Annex Redevelopment Project), Series A, 5.375%, 2/01/36	240	240,070
	San Francisco, California, City and County Airport Commission, International Airport Revenue Refunding Bonds, AMT, Second Series, 6.75%, 5/01/19	500	522,230
	University of California Revenue Bonds, Series O, 5.75%, 5/15/34	200	209,632

			2,394,927

District of Columbia - 4.3%	District of Columbia, Income Tax Revenue Bonds, Series A, 5.50%, 12/01/30	200	211,846
	District of Columbia, Water and Sewer Authority, Public Utility Revenue Refunding Bonds, Senior Lien, Series A, 5.50%, 10/01/39	300	311,373

			523,219

Florida - 54.7%	Arborwood Community Development District, Florida, Capital Improvement Special Assessment Bonds (Master Infrastructure Projects), Series B, 5.10%, 5/01/14	220	179,036
	Ave Maria Stewardship Community District, Florida, Revenue Bonds, 4.80%, 11/01/12	500	330,705
	Boynton Beach, Florida, Utility System Revenue Refunding Bonds, 6.25%, 11/01/20 (a)(b)	170	209,389
	Broward County, Florida, HFA, S/F Mortgage Revenue Refunding Bonds, AMT, Series E, 5.90%, 10/01/39 (c)(d)(e)	220	224,462
	Capital Region Community Development District, Florida, Special Assessment Revenue Bonds, Series A, 7%, 5/01/39	125	88,195
	Florida Higher Educational Facilities Financing Authority Revenue Bonds (Flagler College, Inc. Project), 5.25%, 11/01/36 (f)	555	458,691
	Fort Myers, Florida, Utility System Revenue Refunding Bonds, 5%, 10/01/31 (g)	650	627,874

Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)
CABS	Capital Appreciation Bonds
GO	General Obligation Bonds
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDR	Industrial Development Revenue Bonds
S/F	Single-Family
VRDN	Variable Rate Demand Notes

BlackRock Investment Quality Municipal Income Trust

Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	Heritage Harbour North Community Development District, Florida, Capital Improvement Bonds, 6.375%, 5/01/38	$245	$163,055
	Hillsborough County, Florida, Aviation Authority Revenue Bonds, AMT, Series A, 5.50%, 10/01/38 (h)	280	262,214
	Jacksonville, Florida, Economic Development Commission, IDR (Metropolitan Parking Solutions Project), AMT, 5.50%, 10/01/30 (i)	500	378,210
	Jacksonville, Florida, Health Facilities Authority, Hospital Revenue Bonds (Baptist Medical Center Project), 5%, 8/15/37 (j)	345	318,973
	Jacksonville, Florida, Port Authority Revenue Bonds, AMT, 6%, 11/01/38 (h)	200	200,250
	Madison County, Florida, First Mortgage Revenue Bonds (Twin Oaks Project), Series A, 6%, 7/01/25	265	187,874
	Miami Beach, Florida, Health Facilities Authority, Hospital Revenue Refunding Bonds (Mount Sinai Medical Center of Florida), 6.75%, 11/15/21	230	172,682
	Miami-Dade County, Florida, Aviation Revenue Refunding Bonds (Miami International Airport), AMT, Series A, 5.50%, 10/01/41 (j)	300	279,348
	Miami-Dade County, Florida, Special Obligation Revenue Bonds, Sub-Series B, 5.649%, 10/01/31 (g)(k)	5,000	986,050
	New River Community Development District, Florida, Capital Improvement Revenue Bonds, Series B, 5%, 5/01/13	250	105,240
	Orange County, Florida, Health Facilities Authority, Health Care Revenue Refunding Bonds (Orlando Lutheran Towers), 5.375%, 7/01/20	105	78,219
	Orlando, Florida, Senior Tourist Development Tax Revenue Bonds (6th Cent Contract Payments), Series A, 5.25%, 11/01/38 (h)	280	282,100
	Pine Ridge Plantation Community Development District, Florida, Capital Improvement and Special Assessment Bonds, Series B, 5%, 5/01/11	375	189,041
	Saint Johns County, Florida, Water and Sewer Revenue Bonds, CABS, 5.396%, 6/01/32 (k)(l)	1,000	257,910
	Suncoast Community Development District, Florida, Capital Improvement Revenue Bonds, Series A, 5.875%, 5/01/34	240	186,917
	Tolomato Community Development District, Florida, Special Assessment Bonds, 6.55%, 5/01/27	250	178,155
	Village Center Community Development District, Florida, Recreational Revenue Bonds, Series A, 5%, 11/01/32 (g)	450	362,795

			6,707,385

Georgia - 4.5%	Municipal Electric Authority of Georgia, Revenue Refunding Bonds (General Resolution Projects), Sub-Series D, 6%, 1/01/23	500	546,375

Illinois - 6.3%	Illinois State Finance Authority Revenue Bonds (Rush University Medical Center Obligated Group Project), Series A, 7.25%, 11/01/30	250	263,137
	Illinois State Finance Authority, Revenue Refunding Bonds (Northwestern Memorial Hospital), Series A, 6%, 8/15/39	250	255,167
	Illinois State Toll Highway Authority Revenue Bonds, Series B, 5.50%, 1/01/33	250	259,045

			777,349

BlackRock Investment Quality Municipal Income Trust

Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

Indiana - 2.8%	Indiana Municipal Power Agency, Power Supply System Revenue Bonds, Series B, 6%, 1/01/39	$335	$345,120

Kentucky - 1.9%	Louisville and Jefferson County, Kentucky, Metropolitan Government Parking Authority Revenue Bonds, Series A, 5.75%, 12/01/34	220	232,683

Louisiana - 0.6%	East Baton Rouge, Louisiana, Sewerage Commission, Revenue Refunding Bonds, Series A, 5.25%, 2/01/39	70	69,235

Massachusetts - 6.2%	Massachusetts State College Building Authority, Project Revenue Bonds, Series A, 5.50%, 5/01/39	250	254,620
	Massachusetts State, HFA, Housing Revenue Refunding Bonds, AMT, Series F, 5.70%, 6/01/40	250	238,517
	Massachusetts State Health and Educational Facilities Authority Revenue Bonds (Tufts University), 5.375%, 8/15/38	250	261,610

			754,747

Michigan - 5.1%	Michigan State Building Authority, Revenue Refunding Bonds (Facilities Program), Series I, 6%, 10/15/38	250	265,362
	Royal Oak, Michigan, Hospital Finance Authority, Hospital Revenue Refunding Bonds (William Beaumont Hospital), 8.25%, 9/01/39	325	361,647

			627,009

Nevada - 2.1%	Las Vegas, Nevada, Limited Tax, GO (Performing Arts Center), 6%, 4/01/34	250	257,327

New York - 10.7%	New York City, New York, City Municipal Water Finance Authority, Second General Resolution, Water and Sewer System Revenue Bonds, Series FF-2, 5.50%, 6/15/40	250	262,967
	New York City, New York, City Municipal Water Finance Authority, Water and Sewer System Revenue Bonds, Series A, 5.75%, 6/15/40	250	268,418
	New York City, New York, City Transitional Finance Authority, Building Aid Revenue Bonds, Series S-3, 5.25%, 1/15/39	250	244,823
	New York State Dormitory Authority, State Personal Income Tax Revenue Bonds (Education), Series B, 5.25%, 3/15/38	300	307,653
	Triborough Bridge and Tunnel Authority, New York, Revenue Bonds, Series A-2, 5.375%, 11/15/38	225	230,477

			1,314,338

Pennsylvania - 4.5%	Pennsylvania Economic Development Financing Authority, Water Facility Revenue Bonds (Pennsylvania-American Water Company Project), 6.20%, 4/01/39	300	309,852
	Pennsylvania State Turnpike Commission, Turnpike Revenue Refunding Bonds, Sub-Series C, 6.25%, 6/01/38 (h)	215	239,235

			549,087

South Carolina - 4.3%	South Carolina State Public Service Authority, Revenue Refunding Bonds, Series A, 5.50%, 1/01/38	500	524,815

Texas - 11.1%	Conroe, Texas, Independent School District, GO, Series A, 5.75%, 2/15/35	140	147,690
	Harris County, Texas, Health Facilities Development Corporation, Hospital Revenue Refunding Bonds (Memorial Hermann Healthcare System), Series B, 7.125%, 12/01/31	250	264,470
	Lower Colorado River Authority, Texas, Revenue Refunding Bonds, 5.75%, 5/15/28	120	123,444

BlackRock Investment Quality Municipal Income Trust

Schedule of Investments April 30, 2009 (Unaudited)	(Percentages shown are based on Net Assets)

State	Municipal Bonds	Par (000)	Value

	North Texas Tollway Authority, System Revenue Refunding Bonds, First Tier, Series K-1, 5.75%, 1/01/38 (h)	$500	$522,585
	San Antonio, Texas, Electric and Gas Revenue Refunding Bonds, Series A, 5.25%, 2/01/31	300	309,213

			1,367,402

Virginia - 3.3%	Fairfax County, Virginia, IDA, Health Care Revenue Refunding Bonds (Inova Health System Project), Series A, 5.50%, 5/15/35	125	126,439
	Virginia State Public School Authority, Special Obligation School Financing Bonds (Fluvanna County), 6.50%, 12/01/35	250	281,723

			408,162

	Total Municipal Bonds - 141.9%		17,399,180

	Municipal Bonds Transferred to Tender Option Bond Trusts (m)

Florida - 7.8%	Jacksonville Electric Authority, Florida, Saint John’s River Power Park System Revenue Bonds, Issue Three, Series 2, 5%, 10/01/37	210	197,856
	Lee County, Florida, HFA, S/F Mortgage Revenue Bonds (Multi-County Program), AMT, Series A-2, 6%, 9/01/40 (c)(d)(e)	480	516,946
	Manatee County, Florida, HFA, Homeowner Revenue Bonds, AMT, Series A, 5.90%, 9/01/40 (c)(d)(e)	240	240,968

			955,770

Illinois - 3.6%	Illinois Finance Authority, Revenue Bonds (University of Chicago), Series B, 6.25%, 7/01/38	400	444,780

Nevada - 4.4%	Clark County, Nevada, Water Reclamation District, Limited Tax, GO, 6%, 7/01/38	500	534,480

	Total Municipal Bonds Transferred to Tender Option Bond Trusts - 15.8%		1,935,030

	Total Long-Term Investments (Cost - $20,498,379) - 157.7%		19,334,210

	Short-Term Securities

California - 5.0%	Los Angeles County, California, Metropolitan Transportation Authority, Sales Tax Revenue Refunding Bonds, Proposition C, VRDN, Second Senior Series A, 6%, 5/07/09 (g)(n)	610	610,000

		Shares

Money Market Fund - 1.0%	CMA Florida Municipal Money Fund, 0.07% (o)(p)	128,857	128,857

	Total Short-Term Securities (Cost - $738,857) - 6.0%		738,857

	Total Investments (Cost - $21,237,236*) - 163.7%		20,073,067
	Other Assets Less Liabilities - 2.5%		309,100
	Liability for Trust Certificates, Including Interest Expense and Fees Payable - (8.1)%		(996,245)
	Preferred Shares, at Redemption Value - (58.1)%		(7,126,083)

	Net Assets Applicable to Common Shares - 100.0%		$12,259,839

*	The cost and unrealized appreciation (depreciation) of investments as of April 30, 2009, as computed for federal income tax purposes, were as follows:

Aggregate cost	$20,206,710

Gross unrealized appreciation	$619,898
Gross unrealized depreciation	(1,748,691)

Net unrealized depreciation	$(1,128,793)

BlackRock Investment Quality Municipal Income Trust

Schedule of Investments April 30, 2009 (Unaudited)

(a)	Security is collateralized by Municipal or US Treasury Obligations.

(b)	FGIC Insured.

(c)	FHLMC Collateralized.

(d)	FNMA Collateralized.

(e)	GNMA Collateralized.

(f)	XL Capital Insured.

(g)	NPFGC Insured.

(h)	Assured Guaranty Insured.

(i)	ACA Insured.

(j)	FSA Insured.

(k)	Represents a zero-coupon bond. Rate shown is the effective yield as of report date.

(l)	AMBAC Insured.

(m)

Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(n)	Rate shown is as of report date and maturity shown is the final maturity date or the date the principal owed can be recovered through demand.

(o)	Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

Affiliate	Net Activity	Income

CMA Florida Municipal Money Fund	(390,406)	$10,204

(p)	Represents the current yield as of report date.

•

Effective August 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (“FAS 157”). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities

•

Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 - unobservable inputs based on the best information available in the circumstance, to the extent observable inputs are not available (including the Trust’s own assumption used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and other significant accounting policies, please refer to the Trust’s most recent financial statements as contained in its semi-annual report.

The following table summarizes the inputs used as of April 30, 2009 in determining the fair valuation of the Trust’s investments:

Valuation Inputs	Investments in Securities

Assets

Level 1	$128,857
Level 2	19,944,210
Level 3	—

Total	$20,073,067

Item 2 –	Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Investment Quality Municipal Income Trust

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock Investment Quality Municipal Income Trust

Date: June 19, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock Investment Quality Municipal Income Trust

Date: June 19, 2009

	By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Investment Quality Municipal Income Trust

Date: June 19, 2009